Note 9 - Temporary Equity and Stockholders' Equity (Deficit) (Details Textual) - USD ($)								1 Months Ended					3 Months Ended		12 Months Ended
	Sep. 09, 2025	Sep. 02, 2025	Jul. 07, 2025	Mar. 01, 2025	Aug. 24, 2024	Aug. 19, 2024	Sep. 30, 2021	Jul. 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Dec. 31, 2022	Sep. 30, 2021	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jul. 11, 2025	Jul. 10, 2025
Temporary Equity, Shares Authorized (in shares)							30,000,000					30,000,000	30,000,000		30,000,000	30,000,000
Temporary Equity, Stock Issued During Period, Shares, New Issues (in shares)											791,857	10,000,000
Temporary Equity, Proceeds Per Share (in dollars per share)							$ 1					$ 1
Proceeds from Issuance or Sale of Equity											$ 2,700,000		$ 2,100,000		$ 17,400,000
Preferred Stock, Dividend Rate, Percentage													12.00%		12.00%
Preferred Stock, Original Issue Price (in dollars per share)													$ 1		$ 1
Preferred Stock, Dividends Per Share, Declared (in dollars per share)													$ 0		$ 0
Dividends Payable													$ 0		$ 0	$ 7,000,000
Temporary Equity, Shares Outstanding (in shares)													0		0	18,406,857
Common Stock, Shares Authorized (in shares)													300,000,000		150,000,000	150,000,000	150,000,000	45,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share)													$ 0.0001		$ 0.0001	$ 0.0001
Shares Issued, Price Per Share (in dollars per share)									$ 1.42	$ 1.42				$ 1.42
Stock Issued During Period, Shares, New Issues (in shares)									695,277	352,852
Proceeds from Issuance of Common Stock				$ 500,000					$ 1,000,000				$ 0	$ 500,000	$ 15,209,000	$ 0
Unicorn Agreement [Member]
Pre-IPO Financing Capital Raised						$ 5,000,000
Equity Received, Pre-IPO Services					2.00%	2.00%
Equity Received, Pre-IPO Services, Conditional Additional Percent						3.00%
Stock Issued During Period, Shares, Issued for Services (in shares)					1,342,650
Shares Issued, Price Per Share (in dollars per share)					$ 0.8
Conversion of Temporary Preferred Stock into Common [Member]
Conversion of Stock, Shares Issued (in shares)			39,618,919
Conversion of Temporary Preferred Stock into Common [Member] | Series A1 Preferred Stock [Member]
Temporary Equity, Shares Outstanding (in shares)															18,406,857
Series A1 Preferred Stock [Member]
Preferred Stock, Convertible, Shares Issuable (in shares)															39,618,919
Conversion of Series A-1 Preferred Stock to Common Stock [Member]
Conversion of Stock, Shares Issued (in shares)			39,619,919
Sindex SSI Financing, LLC [Member]
Capital Raise											$ 20,000,000
Issued as Conversion Shares [Member]
Temporary Equity, Stock Issued During Period, Shares, New Issues (in shares)							2,065,000
Temporary Equity, Proceeds Per Share (in dollars per share)							$ 1					$ 1
Payment in Kind of Notes Payable [Member]
Temporary Equity, Stock Issued During Period, Shares, New Issues (in shares)											5,550,000
Temporary Equity, Proceeds Per Share (in dollars per share)											$ 1
Temporary Equity, Gain (Loss) on Settlement											$ 0
Temporary Equity, Stock Issued During Period, Value, New Issues											$ 5,600,000
IPO [Member]
Proceeds from Issuance or Sale of Equity		$ 12,900,000
Proceeds from Issuance or Sale of Equity, Gross		$ 17,000,000													$ 25,000,000
Shares Issued, Price Per Share (in dollars per share)		$ 4
Stock Issued During Period, Shares, New Issues (in shares)		4,250,000
Underwriter Commissions, Issuer Counsel, Expenses, Investor Relations, Promotions, and Other Expenses		$ 4,200,000
IPO [Member] | Conversion of 2023, 2024 Convertible Notes and Aggregated Notes into Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)		19,634,860
Sale to Three Investors [Member]
Shares Issued, Price Per Share (in dollars per share)								$ 1.32
Stock Issued During Period, Shares, New Issues (in shares)								568,184
Proceeds from Issuance of Common Stock								$ 750,000
Over-Allotment Option [Member]
Proceeds from Issuance or Sale of Equity	$ 2,400,000
Proceeds from Issuance or Sale of Equity, Gross	$ 2.6
Shares Issued, Price Per Share (in dollars per share)	$ 4
Stock Issued During Period, Shares, New Issues (in shares)	637,500
Underwriter Commissions and Expenses	$ 0.2